Liquidity and going concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 25, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net working capital	$ 63,144	$ 80,919
Cash and cash equivalents from continuing operations, end of year	61,119	71,842	$ 60,905
Long term debt including royalties payable	76,245
Current portion	(16,418)
Net loss from continuing operations	(40,770)	(62,860)	(100,672)
Net cash from (used in) operating activities of continuing operations	(27,437)	(49,453)	$ (81,760)
Accumulated deficit	$ (998,361)	$ (966,869)
CNG Compressor Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of segment				$ 14,729